Segment Information	12 Months Ended
Dec. 31, 2020
Segment Information [Abstract]
Segment Information	Segment Information
Basis for Segmentation
The Directors are the Group’s strategic decision-makers. The Group’s operating segments are reported based on the financial information provided to the Directors at least quarterly for the purposes of allocating resources and assessing performance. The Group has determined that each entity is representative of a single operating segment as the Directors monitor the financial results at this level. When identifying the reportable segments the Group has determined that it is appropriate to aggregate multiple operating segments into a single reportable segment given the high level of operational and financial similarities across the entities. The Group has identified four reportable segments which are outlined below. Substantially, all of the revenue and profit generating activities of the Group are generated within the U.S. and accordingly, no geographical disclosures are provided.
During the year ended December 31, 2019, the Company deconsolidated three of its subsidiaries which resulted in a change to the composition of its reportable segments. The Company has revised in the 2019 financial statements the 2018 financial information to conform to the presentation as of and for the period ending December 31, 2019. The change in segments reflects how the Company’s Board of Directors reviews the Group’s results, allocates resources and assesses performance.
Internal
The Internal segment (the “Internal segment”), is advancing Wholly Owned Programs designed to harness key immunological, fibrotic and lymphatic system mechanisms. These novel classes of immunomodulatory drugs are designed to treat serious diseases, including lung dysfunction, immuno-oncology, lymphatic, neurological and neuropsychological disorders. The Internal segment is comprised of the technologies that are wholly owned and will be advanced through either PureTech Health funding or non-dilutive sources of financing in the near-term. The operational management of the Internal segment is conducted by the PureTech Health team, which is responsible for the strategy, business development, and research and development. As of December 31, 2020, this segment included PureTech LYT (formerly Ariya Therapeutics) and PureTech LYT-100.
Controlled Founded Entities
The Controlled Founded Entity segment (the “Controlled Founded Entity segment”) is comprised of the Group’s subsidiaries that are currently consolidated operational subsidiaries that either have, or have plans to hire, independent management teams and currently have already raised, or are currently in the process of raising, third-party dilutive capital. These subsidiaries have active research and development programs and either have entered into or plan to seek a strategic partnership with an equity or debt investment partner, who will provide additional industry knowledge and access to networks, as well as additional funding to continue the pursued growth of the company. As of December 31, 2020, this segment included Alivio Therapeutics, Inc., Entrega Inc., Follica Incorporated, Sonde Health Inc., and Vedanta Biosciences, Inc.
Non-Controlled Founded Entities
The Non-Controlled Founded Entities segment (the “Non-Controlled Founded Entities segment”) is comprised of the entities in respect of which PureTech Health (i) no longer holds majority voting control as a shareholder and no longer has the right to elect a majority of the members of the subsidiaries’ Board of Directors. Upon deconsolidation of an entity the segment disclosure is restated to reflect the change on a retrospective basis, as this constitutes a change in the composition of its reportable segments. The Non-Controlled Founded Entities segment included Akili Interactive Labs, Inc. (“Akili”), Vor Biopharma Inc. (“Vor”), Karuna Therapeutics, Inc. (“Karuna”), and Gelesis Inc. (“Gelesis”).
The Non-Controlled Founded Entities segment incorporates the operational results of the aforementioned entities to the date of deconsolidation. Following the date of deconsolidation, the Company accounts for its investment in each entity at the parent level, and therefore the results associated with investment activity following the date of deconsolidation is included in the Parent Company and Other segment (the “Parent Company and Other segment”).
Parent Company and Other Segment
The Parent Company and Other segment includes activities that are not directly attributable to the operating segments, such as the activities of the Parent, corporate support functions and certain research and development support functions that are not directly attributable to a strategic business segment as well as the elimination of intercompany transactions. This segment also captures the accounting for the Company’s holdings in entities for which control has been lost, which is inclusive of the following items: gain on deconsolidation, gain or loss on investments held at fair value, gain on loss of significant influence, and the share of net income/ (loss) of associates accounted for using the equity method. As of December 31, 2020, this segment included PureTech Health plc, PureTech Health LLC, PureTech Management, Inc., PureTech Securities Corp. and PureTech Securities II Corp., as well as certain other dormant, inactive and shell entities.
Information About Reportable Segments:

	2020
	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Consolidated $000s
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	3,560	2,726	—	2,054	8,341
Grant revenue	32	3,395	—	—	3,427
Total revenue	3,592	6,121	—	2,054	11,768
General and administrative expenses	(2,112)	(15,061)	—	(32,267)	(49,440)
Research and development expenses	(41,583)	(40,043)	—	(234)	(81,859)
Total operating expense	(43,695)	(55,104)	—	(32,500)	(131,299)
Other income/(expense):
Gain/(loss) on investments held at fair value	—	—	—	232,674	232,674
Loss realized on sale of investments	—	—	—	(54,976)	(54,976)
Gain/(loss) on disposal of assets	(15)	(15)	—	—	(30)
Other income/(expense)	—	100	—	965	1,065
Total other income/(expense)	(15)	85	—	178,662	178,732
Net finance income/(costs)	19	(5,204)	—	(930)	(6,115)
Share of net income/(loss) of associates accounted for using the equity method	—	—	—	(34,117)	(34,117)
Income/(loss) before taxes	(40,098)	(54,102)	—	113,170	18,969
Income/(loss) before taxes pre IFRS 9 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(36,770)	(44,181)	—	121,644	40,694
Finance income/(costs) – subsidiary preferred shares	—	—	—	—	—
Finance income/(costs) – IFRS 9 fair value accounting	—	(4,351)	—	—	(4,351)
Share-based payment expense	(2,491)	(2,822)	—	(5,405)	(10,718)
Depreciation of tangible assets	(838)	(1,560)	—	(1,547)	(3,945)
Amortization of ROU assets	—	(1,186)	—	(1,523)	(2,709)
Amortization of intangible assets	—	(1)	—	—	(1)
Taxation	—	(1)	—	(14,400)	(14,401)
Income/(loss) for the year	(40,098)	(54,103)	—	98,769	4,568
Other comprehensive income/(loss)	—	—	—	469	469
Total comprehensive income/(loss) for the year	(40,098)	(54,103)	—	99,238	5,037
Total comprehensive income/(loss) attributable to:
Owners of the Company	(40,098)	(52,701)	—	99,253	6,454
Non-controlling interests	—	(1,402)	—	(15)	(1,417)
Consolidated Statements of Financial Position:
Total assets	87,917	68,731	—	833,347	989,994
Total liabilities	117,964	212,542	—	5,949	336,455
Net assets/(liabilities)	(30,047)	(143,812)	—	827,397	653,539

	2019
	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Consolidated $000s
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	6,064	2,487	—	137	8,688
Grant revenue	15	1,104	—	—	1,119
Total revenue	6,079	3,591	—	137	9,807
General and administrative expenses	(2,385)	(14,436)	(10,439)	(32,098)	(59,358)
Research and development expenses	(25,977)	(42,780)	(15,555)	(1,536)	(85,848)
Total operating expense	(28,362)	(57,216)	(25,994)	(33,634)	(145,206)
Other income/(expense):
Gain on deconsolidation	—	—	—	264,409	264,409
Gain/(loss) on investments held at fair value	—	—	—	(37,863)	(37,863)
Gain/(loss) on disposal of assets	17	(39)	—	(60)	(82)
Gain on loss of significant influence	—	—	—	445,582	445,582
Other income/(expense)	—	166	—	(45)	121
Other income/(expense)	17	127	—	672,023	672,167
Net finance income/(costs)	—	(16,947)	(30,141)	941	(46,147)
Share of net income/(loss) of associate accounted for using the equity method	—	—	—	30,791	30,791
Impairment of investment in associate	—	—	—	(42,938)	(42,938)
Income/(loss) before taxes	(22,266)	(70,445)	(56,135)	627,320	478,474
(Loss)/income before taxes pre IFRS 9 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(21,889)	(48,996)	(21,873)	640,298	547,540
Finance income/(costs) – subsidiary preferred shares	—	107	(1,564)	(1)	(1,458)
Finance income/(costs) – IFRS 9 fair value accounting	—	(17,294)	(28,737)	(444)	(46,475)
Share-based payment expense	(5)	(1,678)	(3,543)	(9,242)	(14,468)
Depreciation of tangible assets	(376)	(1,531)	(207)	(1,114)	(3,228)
Amortization of ROU assets	—	(1,060)	(83)	(2,177)	(3,320)
Amortization of intangible assets	4	7	(128)	—	(117)
Taxation	—	(134)	(162)	(112,113)	(112,409)
Income/(loss) for the year	(22,266)	(70,579)	(56,297)	515,207	366,065
Other comprehensive income/(loss)	—	—	(10)	—	(10)
Total comprehensive income/(loss) for the year	(22,266)	(70,579)	(56,307)	515,207	366,055
Total comprehensive income/(loss) attributable to:
Owners of the Company	(7,002)	(54,717)	(32,353)	515,207	421,133
Non-controlling interests	(15,264)	(15,862)	(23,953)	—	(55,079)
Consolidated Statements of Financial Position:
Total assets	17,614	41,612	—	881,952	941,178
Total liabilities	12,076	132,935	—	145,768	290,779
Net (liabilities)/assets	5,538	(91,324)	—	736,184	650,399

	2018
	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Consolidated $000s
Consolidated Statements of Comprehensive Loss
Contract revenue	2,110	14,233	—	29	16,371
Grant revenue	86	4,271	20	—	4,377
Total revenue	2,195	18,504	20	29	20,748
General and administrative expenses	(1,498)	(10,212)	(16,385)	(19,270)	(47,365)
Research and development expenses	(8,929)	(36,930)	(29,851)	(1,692)	(77,402)
Total operating expense	(10,427)	(47,142)	(46,236)	(20,962)	(124,768)
Other income/(expense):
Gain on deconsolidation	—	—	—	41,730	41,730
Gain/(loss) on investments held at fair value	—	—	—	(34,615)	(34,615)
Gain/(loss) on disposal of assets	—	—	—	4,054	4,054
Gain on loss of significant influence	—	—	—	10,287	10,287
Other income/(expense)	—		104	(405)	(302)
Other income/(expense)	—	—	104	21,051	21,155
Net finance income/(costs)		5,341	5,945	14,631	25,918
Share of net income/(loss) of associate accounted for using the equity method	—	—	—	(11,490)	(11,490)
Income/(loss) before taxes	(8,232)	(23,297)	(40,167)	3,258	(68,438)
(Loss)/income before taxes pre IAS 39 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(8,210)	(24,344)	(38,761)	(4,235)	(75,550)
Finance income/(costs) – subsidiary preferred shares	—	—	—	(106)	(106)
Finance income/(costs) – IAS 39 fair value accounting	—	5,341	5,516	11,775	22,632
Share-based payment expense	(11)	(2,465)	(6,262)	(3,899)	(12,637)
Depreciation of tangible assets	(7)	(1,823)	(390)	(256)	(2,476)
Amortization of intangible assets	(4)	(6)	(270)	(22)	(302)
Taxation	—	(381)	(185)	(1,655)	(2,221)
Income/(loss) for the year	(8,454)	(26,206)	(41,239)	5,239	(70,659)
Other comprehensive income/(loss)	—	(214)	—	(26)	(240)
Total comprehensive income/(loss) for the year	(8,454)	(26,420)	(41,239)	5,213	(70,899)
Total comprehensive income/(loss) attributable to:
Owners of the Company	(1,139)	(15,710)	(32,260)	5,213	(43,894)
Non-controlling interests	(7,315)	(10,710)	(8,980)	—	(27,005)
Consolidated Statements of Financial Position:
Total assets	2,984	15,603	35,934	387,240	441,761
Total liabilities	13,366	60,992	202,161	(1,731)	274,787
Net (liabilities)/assets	(10,381)	(45,389)	(166,227)	388,970	166,973
The proportion of net assets shown above that is attributable to non-controlling interest is disclosed in Note 18.